Business combinations - Effect of Goodwill Acquired - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)
Effect of Goodwill [Line Items]
Liability from share-based payment, Constellation			€ 71,900,000	$ 84.9
Retention bonuses, Constellation	€ 5,700,000
Severance payments, Constellation	7,300,000
Milestone payment, Constellation	6,300,000	$ 7.4
Acquisition-related costs for the transaction of Constellation	€ 19,200,000
Funding Bond Agreement with Royalty Pharma [Member]
Effect of Goodwill [Line Items]
Borrowings			127,000,000
Funding Bond Agreement with Royalty Pharma [Member] | Top of range [member]
Effect of Goodwill [Line Items]
Borrowings			€ 296,400,000	350.0
Funding Bond Agreement with Royalty Pharma [Member] | Bottom of range [member]
Effect of Goodwill [Line Items]
Borrowings | $				$ 150.0